Prepaid Expenses, Non-Current (Details)			6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 TWD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 17, 2025 USD ($)	Sep. 17, 2025 TWD ($)
Prepaid Expenses, Non-Current [Abstract]
Prepaid for purchase	$ 1,937,869		$ 1,937,869	$ 1,431,658
Contract price					$ 8,890,625	$ 284,500,000
Potential loan	$ 7,112,500	$ 227,600,000	7,100,000
Cash reserve			$ 7,000,000